Document and Entity Information	Oct. 15, 2026
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001853962
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	i-80 GOLD CORP.
Entity Incorporation State Country Code	A1
Entity File Number	001-41382
Entity Address, Address Line One	150 York Street
Entity Address, Address Line Two	Suite 1802
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 3S5
City Area Code	(775)
Local Phone Number	525-6450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares
Trading Symbol	IAUX
Security Exchange Name	NYSEAMER
Warrants To Purchase Common Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to Purchase Common Shares
Trading Symbol	IAUX.WS
Security Exchange Name	NYSEAMER